Provision for Income Taxes (Details) $ in Millions, ៛ in Billions	6 Months Ended
	Jun. 30, 2026 KHR (៛)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Provision for Income Taxes [Line Items]
Corporate income tax, percentage	20.00%	20.00%
General tax rate, percentage	15.00%	15.00%
Other rates provisions percentage	10.00%	10.00%
Aggregate annual income percentage	10.00%	10.00%
Net operating loss carry forward (in Dollars)
Percentage of allowance on deferred tax assets	100.00%	100.00%
HK [Member]
Provision for Income Taxes [Line Items]
Profits tax rates regime for flat two tiered	16.50%	16.50%
Cambodia [Member]
Provision for Income Taxes [Line Items]
Corporate income tax, percentage	20.00%	20.00%
HK SAR [Member]
Provision for Income Taxes [Line Items]
Profit tax percent	8.25%	8.25%
Remaining estimated percentage	16.50%	16.50%
HK SAR [Member] | HK [Member]
Provision for Income Taxes [Line Items]
Estimated assessable profits (in Dollars)		$ 2
Minimum [Member]
Provision for Income Taxes [Line Items]
Progressive rates percentage	0.00%	0.00%
Annual turnover ranges (in Riels) | ៛	៛ 1
Minimum [Member] | HK [Member]
Provision for Income Taxes [Line Items]
Profit tax percent	8.25%	8.25%
Estimated assessable profits (in Dollars)		$ 2
Maximum [Member]
Provision for Income Taxes [Line Items]
Progressive rates percentage	20.00%	20.00%
Annual turnover ranges (in Riels) | ៛	៛ 6
Maximum [Member] | HK [Member]
Provision for Income Taxes [Line Items]
Profit tax percent	16.50%	16.50%
Estimated assessable profits (in Dollars)		$ 2